Leases - Lessor: Lease Income (Detail) - JPY (¥) ¥ in Millions	3 Months Ended				6 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021
Lease income—net investment in leases
Interest income	¥ 20,256		¥ 18,157		¥ 39,936		¥ 35,962
Other	614		429		1,147		998
Lease income—operating leases	122,945	[1]	114,467	[1]	249,144	[2]	227,933	[2]
Total lease income	¥ 143,815		¥ 133,053		¥ 290,227		¥ 264,893

[1]	Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥7,475 million and ¥2,766 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥5,731 million and ¥9,320 million, for the three months ended September 30, 2021 and 2022, respectively.
[2]	Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥15,440 million and ¥12,487 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥10,798 million and ¥19,090 million, for the six months ended September 30, 2021 and 2022, respectively.